Other Receivables	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 7 - Other receivables

Note 7 - Other Receivables

As at December 31
2020	2019
$ millions	$ millions

Government institutions	72	98
Financial asset at amortized cost *	66	67
Current tax assets	65	87
Investments at fair value through other comprehensive income	53	40
Prepaid expenses	50	51
Other	88	60
	394	403

* See Note 21 E.3